SUPPLEMENT TO

CALVERT INCOME FUNDS PROSPECTUS (CLASS A, B, C, O AND Y)
 DATED JANUARY 31, 2012, AS REVISED APRIL 27, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Long-Term Income Fund
Calvert Ultra-Short Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

CALVERT INCOME FUNDS PROSPECTUS (CLASS I)
DATED JANUARY 31, 2012
Calvert Income Fund
Calvert Short Duration Income Fund
Calvert Government Fund
Calvert High Yield Bond Fund

CALVERT TAX-FREE RESERVES PROSPECTUS
DATED APRIL 30, 2012
Calvert Tax-Free Bond Fund

CALVERT VARIABLE PRODUCTS PROSPECTUS
DATED APRIL 30, 2012
Calvert VP Income Portfolio

Date of Supplement: November 1, 2012

After the last paragraph in the section “Investments, Risks and Performance – Principal Investment Strategies” in each Fund Summary (Portfolio Summary for Calvert VP Income Portfolio), insert the following:

Tobacco Exclusion. The Fund seeks to avoid investing in companies classified under the tobacco industry sector of the Barclays Global Aggregate Index, the Barclays U.S. High Yield Index or the Barclays Global Emerging Market Index; or, in the opinion of the Fund’s Advisor, any similar securities in the Barclays Municipal Index.